Revenues by Customer Location (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	$ 673	$ 672	$ 1,326	$ 1,311	$ 2,761	$ 2,808	$ 2,921
International
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue					1,076	1,075	1,120
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue					1,685	1,733	1,801
United Kingdom | International
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue					170	171	163
Continental Europe | International
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue					453	466	522
Asia/Pacific | International
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue					261	253	257
Canada | International
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue					85	89	90
Other | International
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue					$ 107	$ 96	$ 88